Net Sales - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
State of Pernambuco [member]
Disclosure of revenue [Line Items]
Sales taxes rate			2.00%
State of Minas Gerais [member]
Disclosure of revenue [Line Items]
Sales taxes rate	1.00%	1.00%	2.00%
Bottom of range [member] | State of Pernambuco [member]
Disclosure of revenue [Line Items]
Sales taxes rate	0.50%	0.50%
Top of range [member] | State of Pernambuco [member]
Disclosure of revenue [Line Items]
Sales taxes rate	1.00%	1.00%